Consolidated Statements of Changes in Shareholders' Equity / (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Stock issuance costs, net	$ 21,530	$ 0	$ 2,470